Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Research and Development Expenditures Recognized as Expenses
32.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Administrative expenses	￦	123,092	179,714	175,167
Cost of sales		345,457	356,560	343,242

	￦	468,549	536,274	518,409